Schedule of deferred revenue (Details)	12 Months Ended
	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)
Deferred Revenue
Beginning balance	$ 16,699	$ 12,376
Addition during the year	914,678	677,868	16,699
Revenue recognized during the year	(386,699)	(286,583)
Ending balance	$ 544,678	$ 403,661	$ 16,699